Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 16, 2017
Foreign exchange rates [abstract]
Fluctuation in currency (in percent)	10.00%
Cash and cash equivalents and other financial assets	€ 84,853	€ 81,913
Foreign Exchange Rates [Line Items]
Fluctuation in currency (in percent)	10.00%
Cash and cash equivalents and other financial assets	€ 84,853	81,913
OCEANE
Foreign exchange rates [abstract]
Aggregate nominal amount			€ 180,000
Foreign Exchange Rates [Line Items]
Aggregate nominal amount			€ 180,000
Interest Rate Risk
Foreign exchange rates [abstract]
Financial liabilities	62,100	70,200
Foreign Exchange Rates [Line Items]
Financial liabilities	€ 62,100	€ 70,200